Schedule of movement of allowance for expected credit loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Credit Loss [Abstract]
Balance at beginning of the year	$ 28,287	$ 10,248
(Reversal) / Addition during the year	(214)	18,039
Balance at end of the year	$ 28,073	$ 28,287